SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of fair value hierarchy levels of the Plan's assets

The following tables set forth the fair value hierarchy levels of the Plan’s assets at fair value at December 31, (dollars in thousands):

	Basis of Fair Value Measurement
2025	Level 1	Level 2	Level 3	Total
Interest bearing cash	$25	$—	$—	$25
Common stock	3,047,016	—	—	3,047,016
Mutual funds	5,288	—	—	5,288
Collective trust funds	12,461,950	—	—	12,461,950
Self-directed brokerage accounts	204,031	—	—	204,031
Total assets at fair value	$15,718,310	$—	$—	$15,718,310

	Basis of Fair Value Measurement
2024	Level 1	Level 2	Level 3	Total
Interest bearing cash	$93	$—	$—	$93
Common stock	2,583,223	—	—	2,583,223
Mutual funds	3,255	—	—	3,255
Collective trust funds	10,447,456	—	—	10,447,456
Self-directed brokerage accounts	149,210	—	—	149,210
Total assets at fair value	$13,183,237	$—	$—	$13,183,237

AbbVie Puerto Rico Savings Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of fair value hierarchy levels of the Plan's assets

The following tables set forth the fair value hierarchy levels of the Plan’s assets at fair value at December 31, (dollars in thousands):

	Basis of Fair Value Measurement
2025	Level 1	Level 2	Level 3	Total
Common stock	$329,280	—	—	$329,280
Mutual funds	8,595	—	—	8,595
Collective trust funds	325,555	—	—	325,555
Self-directed brokerage accounts	1,850	—	—	1,850
Total assets at fair value	$665,280	$—	$—	$665,280

	Basis of Fair Value Measurement
2024	Level 1	Level 2	Level 3	Total
Common stock	$276,713	—	—	$276,713
Mutual funds	41,065	—	—	41,065
Collective trust funds	233,155	—	—	233,155
Self-directed brokerage accounts	1,571	—	—	1,571
Total assets at fair value	$552,504	$—	$—	$552,504